Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued Expenses
Accrued payroll and related benefits	$ 1,835	$ 1,384	$ 3,009
Accrued professional fees and outside contractors (including due to related party of $60 and $109, respectively)	2,494	4,359	3,494
Accrued property, plant and equipment additions	1,557	1,257	768
Accrued inventory and manufacturing expense	268	128
Unpaid portion of acquisition of intangible asset and investment in related party (see Note 11)	2,778	5,604
Income taxes payable	96	145
Deferred IPO Fees		738
Accrued interest	358	45	49
Total accrued expenses	10,124	13,660	7,320
Accrued Professional fee, due to related party	$ 156	$ 60	$ 109